Cash and Cash Equivalents (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Cash	$ 139.5	$ 183.9
Unrestricted investments	8.8	10.0
Cash and deposits	148.3	193.9
Bank indebtedness	0.0	(7.2)
Cash and cash equivalents	$ 148.3	$ 186.7	$ 284.8